Leases - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Leases
Rent expense under operating leases	$ 6,016,402	$ 9,439,187	$ 9,900,044
Short-term lease cost	2,306,983	2,950,929
Cash paid for amounts included in the measurement of operating lease liabilities	5,794,716	7,212,182
Non-cash transaction amount of lease liabilities arising from acquisition of right-of-use assets	$ 1,967,269	$ 4,052,129